Long-term debt - Schedule of Long-term Debt Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 17, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 16, 2019
Debt Instrument [Line Items]
Principal			$ 472,742	$ 451,916
Unamortized debt issuance costs / financing costs			(10,865)	(12,567)
Total debt, net			461,877	439,349
Less: current portion of long-term debt	$ 6,875		4,680	4,500
Long-term debt	265,388		457,197	434,849
2019 Term Loan
Debt Instrument [Line Items]
Principal	450,000	$ 442,100	444,375	448,875	$ 450,000
Unamortized debt issuance costs / financing costs			(10,865)	(12,567)
Total debt, net			433,510	436,308
Paid in kind interest on 2019 Term Note
Debt Instrument [Line Items]
Principal			10,412	3,041	100,000
Total debt, net			10,412	$ 3,041
2019 Delayed Draw Term Loan
Debt Instrument [Line Items]
Principal			17,955		$ 100,000
Total debt, net			$ 17,955
2021 Term Loan
Debt Instrument [Line Items]
Principal	275,000
Unamortized debt issuance costs / financing costs	(2,737)
Total debt, net	$ 272,263